Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax expense on pension liability adjustment reclassifications	[1]					$ (3)	$ (3)	$ (3)
Tax benefit on cash flow hedge adjustment reclassifications	[1]					(1)	0	0
Beginning balance		$ (1,001)		$ (784)		(784)	(628)	(264)
Other comprehensive income (loss) before reclassifications		16		9		(225)	(178)	(357)
Amounts reclassified from accumulated other comprehensive loss		4		1		8	22	(1)
Net current period other comprehensive income (loss)		20		10		(217)	(156)	(358)
Spin-offs of Park and HGV		63
Equity contributions to consolidated variable interest entities								0
Ending balance		(918)		(774)		(1,001)	(784)	(628)
Currency translation adjustment [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[2]	(738)		(580)		(580)	(446)	(136)
Other comprehensive income (loss) before reclassifications	[2]	21		15		(157)	(150)	(299)
Amounts reclassified from accumulated other comprehensive loss	[2]	0		0		(1)	16	(5)
Net current period other comprehensive income (loss)	[2]	21		15		(158)	(134)	(304)
Spin-offs of Park and HGV	[2]	63
Equity contributions to consolidated variable interest entities								(6)
Ending balance	[2]	(654)		(565)		(738)	(580)	(446)
Pension liability adjustment [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax expense on pension liability adjustment reclassifications		1	[3]	1	[4]
Beginning balance		(251)		(194)		(194)	(179)	(134)
Other comprehensive income (loss) before reclassifications		(1)		0		(63)	(21)	(49)
Amounts reclassified from accumulated other comprehensive loss		2	[3]	1	[4]	6	6	4
Net current period other comprehensive income (loss)		1		1		(57)	(15)	(45)
Spin-offs of Park and HGV	[3]	0
Ending balance		(250)		(193)		(251)	(194)	(179)
Cash flow hedge adjustment [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax benefit on cash flow hedge adjustment reclassifications	[5]	(1)
Beginning balance		(12)		(10)		(10)	(3)	6
Other comprehensive income (loss) before reclassifications		(4)		(6)		(5)	(7)	(9)
Amounts reclassified from accumulated other comprehensive loss		2	[5]	0		3	0	0
Net current period other comprehensive income (loss)		(2)		(6)		(2)	(7)	(9)
Spin-offs of Park and HGV	[5]	0
Ending balance		$ (14)		$ (16)		$ (12)	$ (10)	(3)
Accumulated Other Comprehensive Loss [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity contributions to consolidated variable interest entities								$ (6)

[1]	Reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statements of operations.
[2]	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.
[3]	Amounts reclassified include the amortization of prior service cost and net loss that were included in our computation of net periodic pension cost. They were recognized in general and administrative expenses, net of a $1 million tax benefit, in our condensed consolidated statement of operations.
[4]	Amounts reclassified were recognized in general and administrative expenses, net of a $1 million tax benefit, in our condensed consolidated statement of operations.
[5]	Amounts reclassified related to the 2013 Interest Rate Swaps and were recognized in interest expense, net of a $1 million tax benefit, in our condensed consolidated statement of operations.